Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

June 30, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 63.9%
Long-Term Municipal Bonds – 63.9%
Alabama – 1.1%
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	$	5,500	$5,346,202
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054		2,000	2,091,191
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052		1,250	845,296

			8,282,689

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)		400	423,118

Arizona – 1.2%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2037		1,100	1,057,144
4.00%, 11/01/2038		600	573,023
4.00%, 11/01/2039		750	708,908
5.00%, 11/01/2035		850	907,782
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,046,684
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		1,000	848,660
2.442%, 07/01/2032		2,250	1,833,228
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033		1,475	1,145,878

			9,121,307

California – 4.9%
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		1,000	1,055,134
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		3,070	3,211,524

	Principal Amount (000)		U.S. $ Value

California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.014% (SOFR + 1.63%), 07/01/2053(b)	$	1,000	$1,000,814
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)		2,585	1,988,010
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(a)		4,625	4,605,434
7.75%, 01/01/2050(a)		400	398,868
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044		4,710	4,304,742
California State University Series 2021-B 2.374%, 11/01/2035		1,000	768,344
City of Los Angeles CA Series 2023 5.00%, 06/27/2024(c)		2,500	2,541,462
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		1,800	1,411,164
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		1,000	757,128
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)		1,500	1,136,584
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		800	641,233
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)		1,700	1,349,196
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)		600	452,274

	Principal Amount (000)		U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.252% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	$	3,675	$3,285,364
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2024 (Pre-refunded/ETM)		3,755	3,805,004
State of California Series 2014 5.00%, 10/01/2029		50	51,212
Series 2015 5.00%, 03/01/2026		2,085	2,153,572
Series 2023 6.00%, 03/01/2033		1,000	1,098,486
University of California Series 2023-B 5.00%, 05/15/2042		1,000	1,135,988

			37,151,537

Colorado – 2.3%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)		2,375	2,343,418
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2033		845	907,580
5.00%, 08/01/2036		8,975	9,485,168
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		488	404,296
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041		3,000	3,573,620
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050		177	151,700
AGM Series 2020 5.00%, 12/01/2024		115	117,488
5.00%, 12/01/2027		105	112,848
5.00%, 12/01/2033		110	121,078
5.00%, 12/01/2050		100	105,980

			17,323,176

Connecticut – 1.6%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2027		1,735	1,885,983
5.00%, 11/01/2029		1,890	2,047,928
5.00%, 11/01/2030		2,015	2,175,024
5.00%, 11/01/2031		1,335	1,440,866
Series 2017-C 5.00%, 08/15/2025		1,000	1,038,014

	Principal Amount (000)		U.S. $ Value

Connecticut State Health & Educational Facilities Authority Series 2023-A 2.80%, 07/01/2048	$	3,380	$3,311,400

			11,899,215

District of Columbia – 0.3%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2030		1,910	2,047,337

Florida – 2.8%
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 4.00%, 12/15/2024(a)		385	380,216
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2027		3,550	3,792,496
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030		100	73,054
Zero Coupon, 10/01/2032		100	66,696
Zero Coupon, 10/01/2034		100	60,176
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		500	444,632
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Country Club East Project) AGM Series 2020 2.50%, 05/01/2033		1,830	1,593,426
North Broward Hospital District Series 2017-B 5.00%, 01/01/2027		5,000	5,203,180
5.00%, 01/01/2031		3,590	3,777,714
5.00%, 01/01/2032		2,950	3,103,446
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055		200	168,980
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)		1,000	1,009,764
St Lucie County School Board (St Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023		1,565	1,571,240

			21,245,020

Georgia – 1.4%
City of Atlanta GA Department of Aviation Series 2021-A 5.00%, 07/01/2029		640	717,064

	Principal Amount (000)		U.S. $ Value

Series 2021-B 5.00%, 07/01/2029	$	600	$672,248
Series 2021-C 5.00%, 07/01/2035		2,350	2,564,808
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048 (Pre-refunded/ETM)		6,465	6,471,384
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2028		180	192,192

			10,617,696

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031		180	185,719

Illinois – 5.8%
Chicago Board of Education Series 2010 6.319%, 11/01/2029		1,000	998,054
Series 2019-B 5.00%, 12/01/2030		270	283,482
5.00%, 12/01/2031		310	324,656
5.00%, 12/01/2032		200	209,228
5.00%, 12/01/2033		160	167,082
Series 2022-B 4.00%, 12/01/2041		2,000	1,813,220
Series 2023 5.25%, 04/01/2039		1,000	1,073,768
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023		100	99,928
5.00%, 09/01/2026		100	99,590
5.00%, 09/01/2027		100	99,734
5.00%, 09/01/2029		100	99,732
5.00%, 09/01/2032		100	98,838
5.00%, 09/01/2033		200	196,862
5.00%, 09/01/2034		100	97,572
Illinois Finance Authority (Memorial Health Obligated Group) Series 2019 5.00%, 04/01/2030		3,020	3,253,468
5.00%, 04/01/2031		2,450	2,633,772
5.00%, 04/01/2032		1,725	1,848,656
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018-A 5.00%, 05/15/2032		7,130	7,506,806
5.00%, 05/15/2033		6,775	7,117,550
State of Illinois
Series 2017-A 5.00%, 12/01/2025		3,810	3,938,756
Series 2017-D 5.00%, 11/01/2024		12,010	12,221,964

			44,182,718

	Principal Amount (000)		U.S. $ Value

Indiana – 0.7%
City of Whiting IN (BP Products North America, Inc.) Series 2023 4.40%, 11/01/2045	$	2,000	$2,039,930
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2015 4.00%, 12/01/2040		3,000	2,934,586
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030		330	288,544

			5,263,060

Iowa – 0.1%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 4.00%, 12/01/2050		1,000	983,796

Kansas – 0.2%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.149%, 05/01/2026		2,000	1,788,565

Kentucky – 3.0%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026		225	230,944
5.00%, 02/01/2027		240	249,726
5.00%, 02/01/2030		155	167,004
5.00%, 02/01/2031		195	206,008
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2026		4,265	4,389,882
5.00%, 06/01/2031		6,195	6,335,218
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050		6,370	6,357,000
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 4.00%, 12/01/2049		5,000	4,976,599

			22,912,381

Louisiana – 0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.081%, 06/01/2031		1,400	1,396,324

	Principal Amount (000)		U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030	$	1,550	$1,553,234
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)		435	445,508
6.10%, 06/01/2038(a)		585	630,646
6.10%, 12/01/2040(a)		500	539,014
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037		1,570	1,539,720

			6,104,446

Massachusetts – 0.6%
Commonwealth of Massachusetts AGC Series 2007-A 4.12% (LIBOR 3 Month + 0.57%), 05/01/2037(b)		2,775	2,774,321
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031		2,000	1,942,220

			4,716,541

Michigan – 3.4%
City of Detroit MI Series 2018 5.00%, 04/01/2026		1,200	1,218,744
5.00%, 04/01/2028		2,475	2,557,929
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.50%, 10/01/2029		900	899,554
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2024		10,115	10,253,842
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049		5,000	4,975,386
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		1,000	890,858
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2033		1,090	1,141,298

	Principal Amount (000)		U.S. $ Value

South Lyon Community Schools Series 2016 5.00%, 05/01/2028	$	3,640	$3,816,890

			25,754,501

Minnesota – 0.3%
Brainerd Independent School District No. 181 Series 2018-A 4.00%, 02/01/2041		2,500	2,508,686

Mississippi – 0.9%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)		1,100	1,005,458
Mississippi Development Bank (State of Mississippi Department of Corrections) Series 2010-C 5.00%, 08/01/2023		1,720	1,721,878
Series 2010-D 5.00%, 08/01/2023		3,695	3,699,036

			6,426,372

Missouri – 0.3%
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2038		1,500	1,646,996
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025		185	187,509
5.75%, 03/01/2027		155	158,436

			1,992,941

Nebraska – 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050		6,500	6,526,902

Nevada – 0.4%
Clark County School District Series 2022-A 5.00%, 06/15/2038		1,155	1,278,050
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050(a)		1,700	1,693,283

			2,971,333

New Hampshire – 0.0%
New Hampshire Business Finance Authority Series 2022-2 0.35%, 09/20/2036		3,750	87,268

	Principal Amount (000)		U.S. $ Value

New Jersey – 3.8%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	$	1,185	$1,188,002
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027		1,325	1,404,358
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2024		2,750	2,793,302
5.00%, 06/15/2029		1,630	1,706,447
5.00%, 06/15/2030		1,675	1,751,506
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029		160	174,910
Series 2019-B 5.00%, 06/15/2034		1,570	1,695,378
Series 2019-BB1 5.00%, 06/15/2034		1,250	1,349,824
New Jersey Turnpike Authority Series 2021-B 1.713%, 01/01/2029		1,225	1,044,748
AGM Series 2005-D3 5.25%, 01/01/2026		11,070	11,576,338
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2028		3,450	3,699,632

			28,384,445

New York – 7.7%
City of New York NY Series 2013-H 5.00%, 08/01/2025 (Pre-refunded/ETM)		2,510	2,516,260
Series 2021 1.396%, 08/01/2027		3,385	2,951,512
Series 2021-A 4.00%, 08/01/2035		2,500	2,620,290
Metropolitan Transportation Authority Series 2017-C 5.00%, 11/15/2030		4,340	4,610,550
Series 2020-C 4.75%, 11/15/2045		1,355	1,379,074
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B 5.00%, 02/01/2027		5,275	5,325,202
5.00%, 11/01/2027		3,350	3,396,522
5.00%, 02/01/2028		2,000	2,019,148
5.00%, 11/01/2028		6,000	6,083,810
5.00%, 02/01/2029		2,500	2,524,076
5.00%, 11/01/2029		1,155	1,171,228
Series 2014-C 5.00%, 11/01/2028		10,665	10,813,972

	Principal Amount (000)		U.S. $ Value

New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	$	100	$100,182
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		855	780,250
2.80%, 09/15/2069		2,370	2,159,018
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-C 5.00%, 03/15/2029		2,340	2,368,500
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036		265	258,312
Series 2020 4.00%, 10/01/2030		4,000	3,987,548
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039		1,000	1,043,711
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		3,000	2,393,364

			58,502,529

North Carolina – 0.3%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2026		1,850	1,909,630

Ohio – 2.7%
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 5.00%, 02/15/2035		5,260	5,819,123
5.00%, 02/15/2036		3,085	3,378,868
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2025		1,500	1,525,118
5.00%, 02/15/2028		4,000	4,104,502
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 5.00%, 08/01/2034		1,150	1,291,518
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,009,822

	Principal Amount (000)		U.S. $ Value

Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034	$	360	$388,940
5.25%, 01/01/2035		750	819,940
5.25%, 01/01/2038		1,110	1,176,536
5.25%, 01/01/2039		780	823,360

			20,337,727

Oklahoma – 0.6%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026		1,000	999,146
5.00%, 07/01/2028		1,000	1,000,748
5.00%, 07/01/2029		1,000	1,001,312
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045		1,000	931,258
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		1,000	950,662

			4,883,126

Pennsylvania – 2.9%
Allegheny County Sanitary Authority BAM Series 2013 5.00%, 12/01/2024		3,105	3,129,102
5.00%, 12/01/2025		4,365	4,395,546
City of Philadelphia PA Water & Wastewater Revenue Series 2020-A 5.00%, 11/01/2037		685	743,992
Coatesville School District AGM Series 2017 5.00%, 08/01/2023		1,250	1,251,448
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025		1,095	1,055,134
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2041		3,300	3,595,132
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.71% (MUNIPSA + 0.70%), 11/15/2047(b)		2,000	1,964,646
Pennsylvania Turnpike Commission Series 2017 5.00%, 12/01/2030		2,540	2,770,624
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		760	777,856

	Principal Amount (000)		U.S. $ Value

Pittsburgh Water & Sewer Authority AGM Series 2023-C Zero Coupon (SOFR + 0.80%), 09/01/2040(a) (b) (c)	$	2,500	$2,502,912

			22,186,392

Puerto Rico – 1.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		2	1,880
Zero Coupon, 07/01/2033		325	198,998
4.00%, 07/01/2033		312	296,456
4.00%, 07/01/2035		11	10,056
4.00%, 07/01/2037		9	8,334
4.00%, 07/01/2041		13	10,964
4.00%, 07/01/2046		13	11,094
5.25%, 07/01/2023		322	321,712
5.375%, 07/01/2025		423	433,860
5.625%, 07/01/2027		1,053	1,109,064
5.625%, 07/01/2029		110	117,804
5.75%, 07/01/2031		113	123,086
Series 2022-C 0.00%, 11/01/2043		79	39,956
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		1,005	998,370
5.25%, 07/01/2036		1,110	1,118,710
5.25%, 07/01/2041		905	910,664
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		1,010	1,011,298
Puerto Rico Highway & Transportation Authority Series 2022-B Zero Coupon, 07/01/2032		325	206,732
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d) (e)		3,315	2,320,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		578	555,153

			9,804,691

South Carolina – 1.6%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048		7,390	7,390,766
South Carolina Public Service Authority Series 2020-A 4.00%, 12/01/2042		2,000	1,922,181
Series 2021-B 4.00%, 12/01/2038		3,000	2,973,940

			12,286,887

	Principal Amount (000)		U.S. $ Value

Tennessee – 0.9%
Metropolitan Nashville Airport Authority (The) Series 2019-B 5.00%, 07/01/2032	$	1,205	$1,310,798
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053		5,000	5,172,692

			6,483,490

Texas – 1.0%
City of Corpus Christi TX Utility System Revenue Series 2015 5.00%, 07/15/2024		1,290	1,312,208
Series 2015-C 5.00%, 07/15/2026		1,030	1,067,226
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		375	376,236
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028		1,100	1,144,375
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2023		1,160	1,161,978
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)		300	239,308
Via Metropolitan Transit (via Metropolitan Transit Sales Tax) Series 2017 5.00%, 07/15/2024		2,580	2,623,628

			7,924,959

Virginia – 0.3%
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038		1,120	1,162,650
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2022 3.50%, 11/01/2052		1,320	1,317,320

			2,479,970

	Principal Amount (000)		U.S. $ Value

Washington – 4.8%
Franklin County School District No. 1 Pasco Series 2015 5.00%, 12/01/2025	$	8,615	$8,836,024
Port of Seattle WA Series 2018-A 5.00%, 05/01/2027		6,500	6,828,200
Series 2018-B 5.00%, 05/01/2026		4,925	5,100,956
5.00%, 05/01/2027		5,340	5,609,628
5.00%, 05/01/2028		5,775	6,146,976
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031		2,000	1,963,564
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031		1,960	1,875,540

			36,360,888

West Virginia – 0.4%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049		3,030	2,751,943

Wisconsin – 2.5%
State of Wisconsin Series 2021-2 5.00%, 05/01/2035		750	848,884
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)		195	194,876
5.00%, 10/01/2025(a)		730	729,791
5.00%, 10/01/2026(a)		770	771,538
5.00%, 10/01/2027(a)		805	809,210
5.00%, 10/01/2028(a)		440	443,798
5.00%, 10/01/2029(a)		200	202,228
Wausau School District Series 2022 5.00%, 03/01/2031		2,180	2,456,128
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2031(c)		1,765	1,969,938
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054		1,000	1,045,878
Wisconsin Public Finance Authority Series 2022 5.50%, 02/01/2042(a)		1,400	1,400,184
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024		3,245	3,257,712

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	$ 1,000	$1,011,202
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027(a)	1,000	928,020
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2038	1,000	900,922
4.00%, 02/01/2040	1,000	887,622
Series 2022 5.00%, 02/01/2032	1,000	1,042,040

		18,899,971

Total Municipal Obligations (cost $500,158,339)		483,712,972

	Shares

INVESTMENT COMPANIES – 27.6%
Funds and Investment Trusts – 27.6%(f)
SPDR S&P 500 ETF Trust	216,510	95,974,553
iShares Core MSCI EAFE ETF	1,670,856	112,782,780

Total Investment Companies (cost $158,545,820)		208,757,333

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
Agency CMBS – 1.0%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	$ 2,147	2,108,412
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	967	904,484
Series 2021-2, Class A 3.75%, 03/25/2035	2,939	2,856,136
Series 2021-2, Class X 0.823%, 03/25/2035(g)	1,959	100,588
City of Fort Wayne IN 10.75%, 12/01/2029(d) (e)	27	20,644
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	977	747,987

	Principal Amount (000)		U.S. $ Value

Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	$	970	$895,464

			7,633,715

Non-Agency Fixed Rate CMBS – 1.1%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034		1,705	1,662,653
Series 2022-1, Class A 4.375%, 09/20/2036		4,937	4,835,830
Series 2022-2, Class A 4.00%, 10/20/2036		1,982	1,876,892

			8,375,375

Total Commercial Mortgage-Backed Securities (cost $17,594,066)			16,009,090

GOVERNMENTS - TREASURIES – 1.2%
United States – 1.2%
U.S. Treasury Notes 2.125%, 11/30/2023(h)		1,698	1,675,448
2.625%, 02/15/2029(h)		7,796	7,221,045

Total Governments - Treasuries (cost $9,573,046)			8,896,493

CORPORATES - INVESTMENT GRADE – 0.8%
Industrial – 0.8%
Consumer Non-Cyclical – 0.8%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025		1,075	956,007
1.777%, 11/15/2030		1,000	797,900
Novant Health, Inc. 2.637%, 11/01/2036		3,525	2,655,629
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		2,000	1,496,860

Total Corporates - Investment Grade (cost $7,599,291)			5,906,396

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Non-Agency Fixed Rate – 0.5%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates 2.65%, 06/15/2035(a)		4,765	4,005,684

Risk Share Floating Rate – 0.1%
Bellemeade Re Ltd. Series 2018-1A, Class M2 8.05% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (b)		70	69,849

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 8.80% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (b)	$	250	$259,434
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 9.40% (LIBOR 1 Month + 4.25%), 11/25/2023(b)		83	83,972
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.05% (LIBOR 1 Month + 2.90%), 07/25/2024(b)		50	50,362
Series 2015-C03, Class 1M2 10.15% (LIBOR 1 Month + 5.00%), 07/25/2025(b)		31	32,364
Series 2016-C01, Class 1M2 11.90% (LIBOR 1 Month + 6.75%), 08/25/2028(b)		88	94,360
Series 2016-C02, Class 1M2 11.15% (LIBOR 1 Month + 6.00%), 09/25/2028(b)		42	43,872

			634,213

Total Collateralized Mortgage Obligations (cost $5,388,035)			4,639,897

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.5%
Options on Equity Indices – 0.5%
Euro STOXX 50 Index Expiration: Jun 2024; Contracts: 5,580; Exercise Price: EUR 3,600.00; Counterparty: UBS AG(d)	EUR	20,088,000	444,086
FTSE 100 Index Expiration: Apr 2024; Contracts: 1,360; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(d)	GBP	8,976,000	167,621
Nikkei 225 Index Expiration: May 2024; Contracts: 81,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(d)	JPY	2,187,000,000	335,321
S&P 500 Index Expiration: Jun 2024; Contracts: 44,000; Exercise Price: USD 3,675.00; Counterparty: UBS AG(d)	USD	161,700,000	3,057,160

Total Purchased Options - Puts (premiums paid $5,135,126)			4,004,188

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.4%
Autos - Fixed Rate – 0.4%
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)	$ 1,160	$1,152,788
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	2,000	1,983,404

Total Asset-Backed Securities (cost $3,159,647)		3,136,192

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	1,546	1,168,853

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(a)	1,150	1,000,236

Total Corporates - Non-Investment Grade (cost $2,695,658)		2,169,089

	Shares

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(f) (i) (j) (cost $9,681,872)	9,681,872	9,681,872

Total Investments – 98.7% (cost $719,530,900)(k)		746,913,522
Other assets less liabilities – 1.3%		9,857,431

Net Assets – 100.0%		$756,770,953

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	113	September 2023	$10,755,905	$10,886
Euro STOXX 50 Index Futures	73	September 2023	3,526,443	63,029
Hang Seng Index Futures	37	July 2023	4,440,142	498
MSCI Emerging Markets Futures	762	September 2023	38,019,990	(1,280,706)
Nikkei 225 (OSE) Futures	12	September 2023	2,758,516	104,097
OMXS 30 Index Futures	171	July 2023	3,672,377	(1,134)
S&P 500 E-Mini Futures	297	September 2023	66,650,512	2,010,064
S&P Mid 400 E-Mini Futures	30	September 2023	7,932,300	186,194
U.S. T-Note 2 Yr (CBT) Futures	200	September 2023	40,668,750	(494,659)
U.S. T-Note 10 Yr (CBT) Futures	493	September 2023	55,346,953	(595,046)
U.S. Ultra Bond (CBT) Futures	150	September 2023	20,432,813	245,648

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
Euro STOXX 50 Index Futures	624	September 2023	$30,143,842	$(548,399)
FTSE 100 Index Futures	8	September 2023	766,216	7,539
MSCI Singapore IX ETS Futures	146	July 2023	3,118,855	(6,543)
S&P/TSX 60 Index Futures	11	September 2023	2,023,718	(32,812)
SPI 200 Futures	161	September 2023	19,200,463	(244,833)
TOPIX Index Futures	33	September 2023	5,232,614	(93,701)

				$(669,878)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	2,875	USD	3,569	07/21/2023	$(82,663)
Bank of America, NA	EUR	2,097	USD	2,313	07/31/2023	21,748
Bank of America, NA	JPY	1,050,470	USD	7,545	08/25/2023	208,068
Barclays Bank PLC	USD	10,169	CAD	13,432	08/24/2023	(22,153)
Barclays Bank PLC	USD	1,232	SEK	13,007	09/13/2023	(21,822)
BNP Paribas SA	USD	5,241	NZD	8,510	08/24/2023	(20,126)
Citibank, NA	JPY	234,818	USD	1,675	08/25/2023	34,975
Citibank, NA	USD	6,731	AUD	9,871	08/25/2023	(146,064)
Deutsche Bank AG	USD	18,467	EUR	17,008	07/31/2023	116,263
Deutsche Bank AG	USD	9,493	CAD	12,704	08/24/2023	104,041
Goldman Sachs Bank USA	CHF	1,651	USD	1,835	07/21/2023	(12,218)
Goldman Sachs Bank USA	USD	2,153	GBP	1,701	07/21/2023	8,011
Goldman Sachs Bank USA	USD	3,797	GBP	2,974	07/21/2023	(19,208)
Goldman Sachs Bank USA	EUR	16,187	USD	17,815	07/31/2023	129,139
Goldman Sachs Bank USA	EUR	3,017	USD	3,280	07/31/2023	(16,429)
Goldman Sachs Bank USA	AUD	13,976	USD	9,506	08/25/2023	183,002
HSBC Bank USA	USD	2,402	EUR	2,196	07/31/2023	(2,508)
HSBC Bank USA	SEK	8,644	USD	804	09/13/2023	(59)
HSBC Bank USA	USD	2,534	NOK	26,603	09/13/2023	(49,032)
HSBC Bank USA	USD	2,508	SEK	26,728	09/13/2023	(21,742)
JPMorgan Chase Bank, NA	EUR	11,702	USD	12,798	07/31/2023	12,533
Morgan Stanley & Co. LLC	CHF	16,913	USD	18,952	07/21/2023	26,067
Morgan Stanley & Co. LLC	GBP	5,080	USD	6,465	07/21/2023	13,641
Morgan Stanley & Co. LLC	USD	959	EUR	891	07/31/2023	14,156
Morgan Stanley & Co. LLC	CAD	17,843	USD	13,392	08/24/2023	(86,643)
UBS AG	USD	2,691	JPY	370,598	08/25/2023	(102,417)

						$268,560

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	(5.00)%	Quarterly	4.29%	USD	24,500	$(728,677)	$(119,674)	$(609,003)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,900	01/15/2025	2.565%	CPI#	Maturity	$266,410	$—	$266,410
USD	2,355	01/15/2025	2.613%	CPI#	Maturity	211,873	—	211,873
USD	4,990	01/15/2028	0.735%	CPI#	Maturity	1,051,660	—	1,051,660
USD	5,125	01/15/2030	1.572%	CPI#	Maturity	858,383	—	858,383
USD	5,125	01/15/2030	1.587%	CPI#	Maturity	851,426	—	851,426
USD	1,130	01/15/2030	1.714%	CPI#	Maturity	174,658	—	174,658
USD	1,130	01/15/2030	1.731%	CPI#	Maturity	172,898	—	172,898
USD	4,400	01/15/2031	2.782%	CPI#	Maturity	287,613	—	287,613
USD	4,150	01/15/2031	2.680%	CPI#	Maturity	312,362	—	312,362
USD	3,500	01/15/2031	2.989%	CPI#	Maturity	157,670	—	157,670

						$4,344,953	$—	$4,344,953

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	44,000	04/20/2028	1 Day SOFR	3.478%	Annual	$(1,028,967)	$—	$(1,028,967)
USD	21,000	04/30/2030	1 Day SOFR	3.075%	Annual	(859,640)	—	(859,640)
USD	5,300	04/30/2030	1 Day SOFR	3.411%	Annual	(103,982)	—	(103,982)
USD	4,600	04/30/2030	1 Day SOFR	3.500%	Annual	(63,369)	—	(63,369)
USD	4,500	04/30/2030	1 Day SOFR	3.715%	Annual	—	—	—
USD	10,850	04/15/2032	2.777%	1 Day SOFR	Annual	722,700	—	722,700
USD	55,400	03/31/2033	3.120%	1 Day SOFR	Annual	2,230,451	—	2,230,451

						$897,193	$—	$897,193

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	55	$(11,933)	$(5,068)	$(6,865)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	766	(165,345)	(92,243)	(73,102)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1	(123)	(65)	(58)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	30	(6,520)	(2,795)	(3,725)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	377	(81,442)	(34,952)	(46,490)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	567	(122,409)	(51,185)	(71,224)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	492	(106,170)	(43,091)	(63,079)

						$(493,942)	$(229,399)	$(264,543)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	12,000	10/23/2026	2.310%	CPI#	Maturity	$674,307	$—	$674,307
Barclays Bank PLC	USD	10,000	12/04/2027	2.170%	CPI#	Maturity	1,077,854	—	1,077,854
Barclays Bank PLC	USD	10,000	10/23/2029	2.388%	CPI#	Maturity	511,126	—	511,126
Barclays Bank PLC	USD	13,000	12/04/2032	2.233%	CPI#	Maturity	1,513,937	—	1,513,937
Citibank, NA	USD	22,000	11/04/2023	1.900%	CPI#	Maturity	2,937,896	—	2,937,896
Citibank, NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	1,161,699	—	1,161,699
Deutsche Bank AG	USD	10,000	09/04/2025	1.818%	CPI#	Maturity	1,293,677	—	1,293,677
JPMorgan Chase Bank, NA	USD	10,000	03/02/2024	2.175%	CPI#	Maturity	1,079,470	—	1,079,470
JPMorgan Chase Bank, NA	USD	33,000	07/20/2024	1.995%	CPI#	Maturity	3,910,910	—	3,910,910
JPMorgan Chase Bank, NA	USD	13,000	11/04/2026	2.015%	CPI#	Maturity	1,616,933	—	1,616,933
JPMorgan Chase Bank, NA	USD	28,000	12/27/2028	2.009%	CPI#	Maturity	3,424,387	—	3,424,387
JPMorgan Chase Bank, NA	USD	30,420	01/15/2030	3.493%	CPI#	Maturity	89,053	—	89,053

							$19,291,249	$—	$19,291,249

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,470	10/09/2029	1.125%	SIFMA*	Quarterly	$1,416,631	$—	$1,416,631

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	6,117	09/15/2023	$859

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $39,172,611 or 5.2% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	IO - Interest Only.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $83,501,603 and gross unrealized depreciation of investments was $(31,442,960), resulting in net unrealized appreciation of $52,058,643.

As of June 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.2% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$483,712,972	$—	$483,712,972
Investment Companies	208,757,333	—	—	208,757,333
Commercial Mortgage-Backed Securities	—	16,009,090	—	16,009,090
Governments - Treasuries	—	8,896,493	—	8,896,493
Corporates - Investment Grade	—	5,906,396	—	5,906,396
Collateralized Mortgage Obligations	—	4,639,897	—	4,639,897
Purchased Options - Puts	—	4,004,188	—	4,004,188
Asset-Backed Securities	—	3,136,192	—	3,136,192
Corporates - Non-Investment Grade	—	2,169,089	—	2,169,089
Short-Term Investments	9,681,872	—	—	9,681,872

Total Investments in Securities	218,439,205	528,474,317	—	746,913,522
Other Financial Instruments(a):
Assets:
Futures	2,627,955	—	—	2,627,955
Forward Currency Exchange Contracts	—	871,644	—	871,644
Centrally Cleared Inflation (CPI) Swaps	—	4,344,953	—	4,344,953
Centrally Cleared Interest Rate Swaps	—	2,953,151	—	2,953,151
Inflation (CPI) Swaps	—	19,291,249	—	19,291,249
Interest Rate Swaps	—	1,416,631	—	1,416,631
Total Return Swaps	—	859	—	859
Liabilities:
Futures	(3,297,833)	—	—	(3,297,833)
Forward Currency Exchange Contracts	—	(603,084)	—	(603,084)
Centrally Cleared Credit Default Swaps	—	(728,677)	—	(728,677)
Centrally Cleared Interest Rate Swaps	—	(2,055,958)	—	(2,055,958)
Credit Default Swaps	—	(493,942)	—	(493,942)

Total	$217,769,327	$553,471,143	$—	$771,240,470

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2023 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,141	$542,553	$540,012	$9,682	$679